Quarterly Report
November 30, 2024
MFS®  Global New Discovery Fund
GND-Q1

Portfolio of Investments
11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 5.4%
Howmet Aerospace, Inc.	7,817	$925,376
Melrose Industries PLC	177,133	1,296,844
Singapore Technologies Engineering Ltd.	199,800	671,697
Standard Aero, Inc. (a)	13,065	374,443
Teledyne Technologies, Inc. (a)	1,984	962,756
		$4,231,116
Alcoholic Beverages – 0.7%
China Resources Beer Holdings Co. Ltd.	168,000	$565,657
Apparel Manufacturers – 1.7%
Burberry Group PLC	43,690	$500,183
Skechers USA, Inc., “A” (a)	12,453	794,750
		$1,294,933
Automotive – 2.9%
Atmus Filtration Technologies, Inc.	21,684	$938,700
Lear Corp.	7,490	732,822
LKQ Corp.	14,390	565,383
		$2,236,905
Brokerage & Asset Managers – 5.4%
B3 S.A. - Brasil Bolsa Balcao	402,700	$624,352
Carlyle Group, Inc.	19,467	1,036,228
Cboe Global Markets, Inc.	5,262	1,135,803
Euronext N.V.	12,725	1,423,447
		$4,219,830
Business Services – 5.0%
Elis S.A.	21,397	$436,132
IMCD Group N.V.	3,436	516,721
NS Solutions Corp.	36,300	992,161
RS Group PLC	65,111	592,967
Sodexo	7,585	630,938
UL Solutions, Inc.	14,409	774,195
		$3,943,114
Chemicals – 3.1%
Borregaard ASA	44,309	$734,953
Element Solutions, Inc.	34,649	993,733
UPL Ltd.	107,289	692,013
		$2,420,699
Computer Software – 5.4%
CCC Intelligent Holdings, Inc. (a)	74,209	$935,034
Dun & Bradstreet Holdings, Inc.	55,796	708,609
Kinaxis, Inc. (a)	4,947	648,235
OBIC Co. Ltd.	38,200	1,252,145
Totvs S.A.	141,900	652,408
		$4,196,431
Computer Software - Systems – 2.0%
Amadeus IT Group S.A.	5,194	$365,098
Kardex AG	2,383	740,121
Q2 Holdings, Inc. (a)	4,283	448,601
		$1,553,820

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 8.1%
Allegion PLC	5,580	$785,887
AZEK Co., Inc. (a)	15,545	825,750
Breedon Group PLC	160,738	944,481
Mid-America Apartment Communities, Inc., REIT	7,318	1,201,323
Summit Materials, Inc., “A” (a)	32,854	1,673,583
Sun Communities, Inc., REIT	6,842	864,350
		$6,295,374
Containers – 0.5%
Verallia S.A.	15,404	$410,160
Electrical Equipment – 1.7%
nVent Electric PLC	16,466	$1,289,452
Electronics – 2.1%
ASM International N.V.	944	$510,906
Onto Innovation, Inc. (a)	4,462	732,571
VAT Group AG	1,033	412,215
		$1,655,692
Energy - Independent – 1.4%
Matador Resources Co.	18,261	$1,095,843
Engineering - Construction – 2.5%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	220,555	$523,999
Jacobs Solutions, Inc.	10,056	1,420,209
		$1,944,208
Entertainment – 2.0%
CTS Eventim AG	8,441	$746,361
Lottery Corp. Ltd.	236,871	800,490
		$1,546,851
Food & Beverages – 3.6%
Bakkafrost P/F	11,128	$658,133
Cranswick PLC	17,675	1,117,416
Toyo Suisan Kaisha Ltd.	9,100	638,837
Universal Robina Corp.	305,080	410,780
		$2,825,166
Forest & Paper Products – 1.5%
International Paper Co.	20,200	$1,188,366
General Merchandise – 1.1%
B&M European Value Retail S.A.	193,418	$855,214
Insurance – 2.0%
AUB Group Ltd.	74,539	$1,595,039
Internet – 2.1%
Digital Garage, Inc.	29,400	$733,821
Scout24 AG	9,732	875,962
		$1,609,783
Machinery & Tools – 10.8%
AGCO Corp.	6,141	$621,531
Azbil Corp.	66,300	529,904
Flowserve Corp.	6,506	396,996

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
IDEX Corp.	3,298	$760,618
Interpump Group S.p.A	10,456	487,549
Nordson Corp.	2,888	753,739
RB Global, Inc.	13,552	1,324,843
Veralto Corp.	11,046	1,195,067
Wabtec Corp.	9,006	1,806,784
Zurn Elkay Water Solutions Corp.	13,219	526,380
		$8,403,411
Medical & Health Technology & Services – 2.4%
AS ONE Corp.	26,900	$488,691
ICON PLC (a)	3,139	659,975
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	322,953	750,301
		$1,898,967
Medical Equipment – 3.6%
Bio-Techne Corp.	7,540	$568,215
Gerresheimer AG	7,243	572,595
STERIS PLC	6,320	1,384,459
Tecan Group AG	1,343	320,575
		$2,845,844
Oil Services – 1.2%
TechnipFMC PLC (a)	30,635	$961,020
Other Banks & Diversified Financials – 2.4%
Pacific Premier Bancorp, Inc.	16,032	$455,309
Prosperity Bancshares, Inc.	7,667	641,958
Shizuoka Financial Group, Inc.	83,900	746,824
		$1,844,091
Pollution Control – 3.5%
Daiseki Co. Ltd.	25,600	$667,201
GFL Environmental, Inc.	44,540	2,097,834
		$2,765,035
Real Estate – 2.2%
Big Yellow Group PLC, REIT	38,825	$530,493
LEG Immobilien SE	6,079	564,467
Unite Group PLC, REIT	57,618	647,740
		$1,742,700
Restaurants – 2.7%
Aramark	22,239	$904,905
U.S. Foods Holding Corp. (a)	17,807	1,242,394
		$2,147,299
Specialty Chemicals – 2.2%
Axalta Coating Systems Ltd. (a)	15,457	$625,390
Croda International PLC	8,929	392,641
Symrise AG	6,421	710,114
		$1,728,145
Specialty Stores – 3.6%
Burlington Stores, Inc. (a)	5,292	$1,491,709
Multiplan Empreendimentos Imobiliarios S.A.	208,942	832,255
ZOZO, Inc.	14,800	466,135
		$2,790,099

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.9%
Wireless Infrastructure Italian S.p.A.	66,018	$681,202
Trucking – 2.3%
Saia, Inc. (a)	1,276	$726,146
XPO, Inc. (a)	6,966	1,061,688
		$1,787,834
Total Common Stocks		$76,569,300
	Strike Price	First Exercise
Rights – 0.0%
Chemicals – 0.0%
UPL Ltd. (8 shares for 1 right, Expiration 12/31/2024) (a)	INR 360	12/17/24	13,411	$29,363

Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.66% (v)	1,375,059	$1,375,196

Other Assets, Less Liabilities – 0.2%		172,402
Net Assets – 100.0%		$78,146,261
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,375,196 and $76,598,663, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
INR	Indian Rupee
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$39,188,050	$—	$—	$39,188,050
United Kingdom	6,877,979	—	—	6,877,979
Japan	6,515,719	—	—	6,515,719
Canada	4,070,912	—	—	4,070,912
Germany	3,469,499	—	—	3,469,499
France	2,900,677	—	—	2,900,677
Australia	2,395,529	—	—	2,395,529
Brazil	2,109,015	—	—	2,109,015
Switzerland	1,472,911	—	—	1,472,911
Other Countries	7,569,009	29,363	—	7,598,372
Mutual Funds	1,375,196	—	—	1,375,196
Total	$77,944,496	$29,363	$—	$77,973,859
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,211,738	$5,172,504	$6,008,909	$430	$(567)	$1,375,196
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,025	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2024, are as follows:
United States	52.1%
United Kingdom	8.8%
Japan	8.3%
Canada	5.2%
Germany	4.4%
France	3.7%
Australia	3.1%
Brazil	2.7%
Switzerland	1.9%
Other Countries	9.8%